Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 25, 2016
Registrant Name	dei_EntityRegistrantName	Guardian Variable Products Trust
Central Index Key	dei_EntityCentralIndexKey	0001668512
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2016
Prospectus Date	rr_ProspectusDate	Aug. 25, 2016